Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Liquidity

2. Liquidity

The Company has prepared its consolidated financial statements on a going concern basis, which assumes that the Company will realize its assets and satisfy its liabilities in the normal course of business. However, the Company has incurred net losses since its inception and has negative operating cash flows. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of the uncertainty concerning the Company’s ability to continue as a going concern.

As of September 30, 2019, the Company had cash and cash equivalents of $8.7 million. Considering the Company’s current cash resources, management believes the Company’s existing resources will be sufficient to fund the Company’s planned operations into the second quarter of 2020. For the foreseeable future, the Company’s ability to continue its operations is dependent upon its ability to obtain additional capital.

AmpliPhi Biosciences Corporation [Member]
Liquidity

2. Liquidity

The Company has prepared its consolidated financial statements on a going concern basis, which assumes that the Company will realize its assets and satisfy its liabilities in the normal course of business. However, the Company has incurred net losses since its inception and has negative operating cash flows. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of the uncertainty concerning the Company’s ability to continue as a going concern.

As of December 31, 2018, the Company had cash and cash equivalents of $8.2 million. Considering the Company’s current cash resources, management believes the Company’s existing resources, without considering any effect of the pending merger with C3J and related financing, will be sufficient to fund the Company’s planned operations into mid-2019. For the foreseeable future, the Company’s ability to continue its operations is dependent upon its ability to obtain additional capital.

C3J [Member]
Liquidity

2.      Liquidity

The Company has prepared its consolidated financial statements on a going concern basis, which assumes that the Company will realize its assets and satisfy its liabilities in the normal course of business. However, the Company has incurred net losses since its inception and has negative operating cash flows. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of the uncertainty concerning the Company’s ability to continue as a going concern.

As of December 31, 2018, the Company had unrestricted cash and cash equivalents of $9.7 million. Considering the Company’s current cash resources, management believes the Company’s existing resources, without considering any effect on the pending merger with AmpliPhi and related financing, will be sufficient to fund the Company’s planned operations into mid‑2019. For the foreseeable future, the Company’s ability to continue its operations is dependent upon its ability to obtain additional capital.